Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	March 31, 2021	December 31, 2020
Accounts payable	$1,157,807	$991,565
Accrued expenses	1,016,630	905,629
Others	45,440	33,794
	$2,219,877	$1,930,988

	December 31, 2020	December 31, 2019
Accounts payable	$991,565	$923,808
Accrued expenses	905,629	417,302
Others	33,794	34,474
	$1,930,988	$1,375,584